Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(14.00%)	20.70%	(21.30%)
Permanent book-tax differences	(15.40%)	(9.90%)	(3.70%)
Reversal of deferred tax liabilities	2.10%
Effect of preferential tax treatment	5.20%	(14.30%)
Effective tax rate	2.90%	21.50%	0.00%